Other Intangible Assets Remaining weighted-average amortization period (Details)	12 Months Ended
Sep. 30, 2018
Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, weighted average useful life	9 years
Customer related
Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, weighted average useful life	13 years
Proprietary technology
Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, weighted average useful life	6 years
Trademark
Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, weighted average useful life	10 years
Other
Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, weighted average useful life	1 year